Accounting Information and Policies - Summary of Geographical operations (Parenthetical) (Detail) - Venezuelan bolivar fuerte [member]	Jun. 30, 2018	Jun. 30, 2017
Disclosure of geographical areas [line items]
Exchange rate	3,858,826	6,110
Venezuela [member]
Disclosure of geographical areas [line items]
Exchange rate	3,858,826
Reported if in compliance with requirement of IFRS [member] | Venezuela [member]
Disclosure of geographical areas [line items]
Exchange rate	151,800